Operating segments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net revenues	$ 61,052,092	$ 58,050,025	$ 52,020,303
Cost of sales	51,422,376	47,502,959	42,635,071
Gross profit	9,629,716	10,547,066	9,385,232
Finance income	1,140,749	1,087,641	969,174
Finance costs	332,168	340,091	172,154
Income before taxes	4,516,551	6,038,879	5,594,596
Income taxes	1,154,978	1,084,444	1,643,433
Net income attributable to controlling interest	3,349,967	4,948,242	3,946,634
Property, plant and equipment, net	18,018,176	17,320,041	15,081,105
Goodwill	1,631,771	1,631,094	484,877	$ 454,295
Intangible assets	949,355	1,040,042	0
Total assets	52,865,594	50,557,389	45,090,466
Total liabilities	14,699,889	14,879,461	13,374,292
Purchases of property, plant and equipment	1,977,567	2,126,361	2,792,252
Depreciation and amortization	1,226,917	1,075,788	925,748
Reportable segments [member]
Disclosure of operating segments [line items]
Net revenues	55,308,141	52,479,393	46,852,482
Cost of sales	46,562,214	42,767,202	38,285,367
Gross profit	8,745,927	9,712,191	8,567,116
Finance income	1,094,377	943,477	840,640
Finance costs	288,703	295,011	149,319
Income before taxes	4,025,050	5,522,187	5,077,042
Income taxes	1,028,335	958,201	1,494,918
Net income attributable to controlling interest	2,986,328	4,558,370	3,578,049
Property, plant and equipment, net	16,060,590	15,464,404	13,478,294
Goodwill	1,543,755	1,543,078	396,861
Intangible assets	962,738	1,040,042
Total assets	47,205,252	45,165,551	40,035,990
Total liabilities	13,364,922	13,525,194	11,909,391
Purchases of property, plant and equipment	1,747,286	3,154,390	2,226,493
Depreciation and amortization	1,121,751	982,019	840,624
Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(4,132)	(4,871)	(4,406)
Reportable segments [member] | Total revenue [Member]
Disclosure of operating segments [line items]
Net revenues	55,312,273	52,484,264	46,856,888
Other Segments [Member]
Disclosure of operating segments [line items]
Net revenues	5,743,951	5,570,632	5,167,821
Cost of sales	4,860,162	4,735,757	4,349,704
Gross profit	883,789	834,875	818,116
Finance income	46,372	144,164	128,534
Finance costs	43,465	45,080	22,835
Income before taxes	491,501	516,692	517,554
Income taxes	126,643	126,243	148,515
Net income attributable to controlling interest	363,639	389,872	368,585
Property, plant and equipment, net	1,957,586	1,855,637	1,602,811
Goodwill	88,016	88,016	88,016
Intangible assets	(13,383)	0
Total assets	5,660,342	5,391,838	5,054,476
Total liabilities	1,334,967	1,354,267	1,464,901
Purchases of property, plant and equipment	235,297	358,988	233,251
Depreciation and amortization	105,166	93,769	85,124
Other Segments [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(41,338)	(45,622)	(46,660)
Other Segments [Member] | Total revenue [Member]
Disclosure of operating segments [line items]
Net revenues	$ 5,785,289	$ 5,616,254	$ 5,214,481